Consolidated Statements of Financial Position ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	[1]
Non-current assets
Property, plant and equipment	₨ 1,090,844	$ 15,773	₨ 888,596
Exploration and evaluation assets	27,960	404	159,305
Intangible assets	7,712	112	8,303
Leasehold land	4,313	62	3,706
Deferred tax assets	52,830	764	58,635
Financial assets investments	48,865	707	1,595
Income tax assets	34,843	504	33,894
Other non-current assets	64,499	933	43,907
Total non-current assets	1,331,866	19,259	1,197,941
Current assets
Inventories	132,706	1,919	119,884
Income tax assets	83	1	146
Trade and other receivables	100,034	1,446	84,263
Short-term investments	292,112	4,224	315,996
Derivative financial assets	778	11	1,524
Restricted cash and cash equivalents	1,040	15	2,483
Cash and cash equivalents	72,291	1,045	42,192
Total current assets	599,044	8,661	566,488
Total assets	1,930,910	27,920	1,764,429
Current liabilities
Borrowings	315,053	4,555	313,700
Acceptances	81,157	1,174	94,173
Trade and other payables	356,275	5,152	256,058
Derivative financial liabilities	4,510	65	1,432
Retirement benefits	1,216	18	1,197
Provisions	2,642	38	1,435
Current tax liabilities	4,109	59	3,123
Total current liabilities	764,962	11,061	671,118
Net current assets / (liabilities)	(165,918)	(2,400)	(104,630)
Non-current liabilities
Borrowings	347,209	5,020	267,888
Deferred tax liabilities	44,154	638	43,703
Retirement benefits	1,445	21	1,551
Provisions	24,513	354	22,029
Derivative financial liabilities	989	14	1,178
Other non-current liabilities	15,692	227	2,785
Total non-current liabilities	434,002	6,274	339,134
Total liabilities	1,198,964	17,335	1,010,252
Net assets	731,946	10,585	754,177
EQUITY
Share capital	3,718	54	3,718
Securities premium	190,452	2,754	190,452
Treasury shares	(3,971)	(57)	(2,607)
Share based payment reserve	2,493	36	1,773
Other components of equity	107,302	1,552	100,101
Retained earnings	281,344	4,068	303,363
Equity attributable to equity holders of the parent	581,338	8,407	596,800
Non-controlling interests	150,608	2,178	157,377
Total Equity	₨ 731,946	$ 10,585	₨ 754,177	[2]

[1]	Restated - Refer Note 2(b)
[2]	Retained earnings mainly includes general reserve, debenture redemption reserve, preference share redemption reserve and capital reserve (Refer Note 30)